Commitments and contingencies (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Investment commitments
Total	$ 192,253
Less than one year	192,253
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years
Capital commitments
Total	3,868
Less than one year	3,868
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	0
Purchase commitment
Total	23,979
Less than one year	23,979
1-2 Years	0
2-3 Years	0
3-5 Years	0
Over 5 Years	$ 0